ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Outstanding gaming chips and tokens	$ 237,013	$ 263,663
Gaming tax accruals	171,460	238,920
Construction costs payables	169,053	69,057
Staff cost accruals	117,049	85,118
Customer deposits and ticket sales	80,898	80,421
Property and equipment payables	70,957	24,354
Operating expense and other accruals and liabilities	70,295	57,032
Interest expenses payable	33,544	30,529
Land use rights payable	31,678	50,500
Other gaming related accruals	23,754	29,157
Interest rate swap liabilities	19	0
Total Accrued Expenses and Other Current Liabilities	$ 1,005,720	$ 928,751